WEBSITE DEVELOPMENT COSTS	6 Months Ended	12 Months Ended
	Sep. 30, 2013	Mar. 31, 2013
Website Development Costs [Abstract]
WEBSITE DEVELOPMENT COSTS
Note 6 - Website Development Costs

Website development costs, stated at cost, less accumulated amortization consisted of the following:

	Estimated Useful Life (Years)	September 30, 2013	March 31, 2013

Website development costs	5	5,315	$5,315

Accumulated amortization		(2,403)	(1,869)

		2,912	$3,446

Amortization expense

Amortization expense was $534 each for the interim period ended September 30, 2013 and 2012, respectively.

Note 7 - Website Development Costs

Website development costs, stated at cost, less accumulated amortization consisted of the following:

	Estimated Useful Life (Years)	March 31, 2013	March 31, 2012

Website development costs	5	$5,315	$5,315

Accumulated amortization		(1,869)	(801)

		$3,446	$4,514

Amortization expense

Amortization expense was $1,068 and $801 for the fiscal year ended March 31, 2013 and for the period from April 11, 2011 (inception) through December 31, 2012, respectively.